FAIR VALUE MEASUREMENT (Details) - CNY (¥)		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2022
Beijing Quanouyimeng Culture Communication Co Ltd
FAIR VALUE MEASUREMENT
Gain On Disposal Of Equity Interest	¥ 682,996	¥ 682,996